                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    INTEGRA BANK N.A.
Address: 21 S.E. THIRD STREET
         EVANSVILLE, IN 47708

Form 13F File Number: 28-5504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  TONYA F. BORDERS
Title: VICE PRESIDENT / CHIEF OPERATIONS OFFICER
Phone: 812-464-9883

Signature, Place and Date of Signing:


/S/ TONYA F. BORDERS                   EVANSVILLE, IN            04/23/2009
-------------------------------   -----------------------   --------------------
[Signature]                            [City, State]               [Date]

Report Type  (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                        -------
Form 13F Information Table Entry Total:     121
                                        -------
Form 13F Information Table Value Total: $33,674
                                        -------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
          Column 1              Column 2     Column 3 Column 4 Column 5                Column 6     Column 7       Column 8
---------------------------- -------------- --------- -------- --------           ----------------- -------- --------------------
                                                                                     INVESTMENT
                                 TITLE                 MARKET                        DISCRETION                VOTING AUTHORITY
                                  OF                    VALUE   SHS OR   SH/ PUT/ -----------------   OTHER  --------------------
           ISSUER                CLASS        CUSIP   (X$1000) PRIN AMT PRIN CALL SOLE SHARED OTHER   MGRS    SOLE  SHARED  NONE
---------------------------- -------------- --------- -------- -------- ---- ---- ---- ------ ----- -------- ------ ------ ------
COVIDIEN LTD                     CL A       G2552X108      226    6,795 SH          X                         6,795
COVIDIEN LTD                     CL A       G2552X108       53    1,590 SH                      X               790           800
NOBLE CORPORATION                 SHS       G65422100      574   23,843 SH          X                        23,813            30
NOBLE CORPORATION                 SHS       G65422100       95    3,930 SH                      X             2,930         1,000
TRANSOCEAN LTD                  REG SHS     H8817H100      458    7,780 SH          X                         7,780
TRANSOCEAN LTD                  REG SHS     H8817H100       73    1,244 SH                      X               844           400
AT&T INC                          COM       00206R102      198    7,860 SH          X                         7,860
AT&T INC                          COM       00206R102      151    5,987 SH                      X             5,987
ABBOTT LABS                       COM       002824100      857   17,959 SH          X                        17,959
ABBOTT LABS                       COM       002824100      169    3,550 SH                      X             2,450  1,000    100
ACCURIDE CORP                     COM       004398103        6   30,000 SH          X                        30,000
ADOBE SYS INC                     COM       00724F101      292   13,655 SH          X                        13,655
ADOBE SYS INC                     COM       00724F101       58    2,725 SH                      X             1,725  1,000
AIR PRODS & CHEMS INC             COM       009158106      253    4,495 SH          X                         4,495
AIR PRODS & CHEMS INC             COM       009158106        8      145 SH                      X               145
AMERICAN INTL. GROUP              COM       026874107       14   13,617 SH          X                        13,125    200    292
AMERICAN INTL. GROUP              COM       026874107        3    2,610 SH                      X             1,610  1,000
APPLE INC                         COM       037833100      536    5,095 SH          X                         4,945           150
APPLE INC                         COM       037833100      101      960 SH                      X               560    400
BP PLC                       SPONSORED ADR  055622104      827   20,620 SH          X                        17,339  2,422    859
BP PLC                       SPONSORED ADR  055622104      118    2,935 SH                      X             2,860            75
BANK OF AMERICA CORPORATION       COM       060505104       89   13,023 SH          X                        11,459         1,564
BANK OF AMERICA CORPORATION       COM       060505104        3      500 SH                      X               500
BANK OF NEW YORK MELLON CORP      COM       064058100      424   15,010 SH          X                        15,010
BANK OF NEW YORK MELLON CORP      COM       064058100       71    2,500 SH                      X             1,500  1,000
BARCLAYS BK PLC              DJAIG CMDT ETN 06738C778      507   15,355 SH          X                        15,355
BARCLAYS BK PLC              DJAIG CMDT ETN 06738C778       99    3,000 SH                      X             1,900  1,000    100

BAXTER INTL INC                   COM       071813109      605   11,805 SH          X                        11,805
BAXTER INTL INC                   COM       071813109      119    2,330 SH                      X             1,230  1,000    100
BECTON DICKINSON & CO             COM       075887109      403    5,990 SH          X                         5,990
BECTON DICKINSON & CO             COM       075887109       97    1,450 SH                      X               850    600
BRISTOL MYERS SQUIBB CO           COM       110122108      214    9,740 SH          X                         9,740
BRISTOL MYERS SQUIBB CO           COM       110122108       54    2,478 SH                      X             2,478
CHEVRON CORP NEW                  COM       166764100      475    7,062 SH          X                         7,062
CHEVRON CORP NEW                  COM       166764100      378    5,624 SH                      X             5,624
CLOROX CO DEL                     COM       189054109      643   12,495 SH          X                        12,495
CLOROX CO DEL                     COM       189054109      144    2,800 SH                      X             2,100    600    100
COCA COLA CO                      COM       191216100      949   21,601 SH          X                        21,601
COCA COLA CO                      COM       191216100      158    3,600 SH                      X             2,500  1,000    100
COGNIZANT TECHNOLOGY SOLUTIO     CL A       192446102      321   15,430 SH          X                        15,430
COGNIZANT TECHNOLOGY SOLUTIO     CL A       192446102       67    3,200 SH                      X             1,700  1,500
DANAHER CORP DEL                  COM       235851102      745   13,742 SH          X                        13,028    350    364
DANAHER CORP DEL                  COM       235851102      125    2,300 SH                      X             1,500    750     50
DOMINION RES INC VA NEW           COM       25746U109      197    6,350 SH          X                         6,350
DOMINION RES INC VA NEW           COM       25746U109       40    1,300 SH                      X             1,300
EMERSON ELEC CO                   COM       291011104      252    8,825 SH          X                         8,825
EMERSON ELEC CO                   COM       291011104       23      800 SH                      X               800
EXELON CORP                       COM       30161N101      348    7,675 SH          X                         7,675
EXELON CORP                       COM       30161N101       78    1,725 SH                      X             1,075    600     50
EXXON MOBIL CORP                  COM       30231G102    1,589   23,340 SH          X                        22,020         1,320
EXXON MOBIL CORP                  COM       30231G102      599    8,800 SH                      X             8,200    500    100
FIRST SOLAR INC                   COM       336433107      208    1,565 SH          X                         1,565
FIRST SOLAR INC                   COM       336433107       53      400 SH                      X               250    150

   Column Total                                         15,147

GENENTECH INC                   COM NEW     368710406      249    2,625 SH          X                         2,625
GENENTECH INC                   COM NEW     368710406       74      775 SH                      X               375    400
GENERAL ELECTRIC CO.              COM       369604103      666   65,871 SH          X                        65,046    500    325
GENERAL ELECTRIC CO.              COM       369604103      167   16,494 SH                      X            14,544  1,750    200

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
GENZYME CORP                      COM       372917104      528    8,890 SH          X                         8,685           205
GENZYME CORP                      COM       372917104      107    1,800 SH                      X             1,100    700
GILEAD SCIENCES INC               COM       375558103      569   12,285 SH          X                        12,285
GILEAD SCIENCES INC               COM       375558103      129    2,780 SH                      X             1,680  1,000    100
GOOGLE INC                       CL A       38259P508      250      717 SH          X                           717
GOOGLE INC                       CL A       38259P508       36      103 SH                      X               103
ITT CORP NEW                      COM       450911102      515   13,378 SH          X                        12,728    200    450
ITT CORP NEW                      COM       450911102       93    2,420 SH                      X             1,320  1,000    100
INTEGRA BK CORP                   COM       45814P105      152   80,294 SH          X                        76,019         4,275
INTEGRA BK CORP                   COM       45814P105       41   21,625 SH                      X                          21,625
INTERNATIONAL BUSINESS MACHS      COM       459200101      674    6,960 SH          X                         6,960
INTERNATIONAL BUSINESS MACHS      COM       459200101       94      975 SH                      X               675           300
JPMORGAN & CHASE & CO             COM       46625H100      318   11,950 SH          X                        11,950
JPMORGAN & CHASE & CO             COM       46625H100      118    4,425 SH                      X             3,425  1,000
JOHNSON & JOHNSON                 COM       478160104      652   12,389 SH          X                        12,389
JOHNSON & JOHNSON                 COM       478160104       13      250 SH                      X               250
JOY GLOBAL INC                    COM       481165108      396   18,600 SH          X                        18,600
JOY GLOBAL INC                    COM       481165108       39    1,850 SH                      X               750         1,100
KELLOGG CO                        COM       487836108      546   14,915 SH          X                        14,915
KELLOGG CO                        COM       487836108      110    3,015 SH                      X             1,915  1,000    100
LAMAR ADVERTISING CO             CL A       512815101       98   10,000 SH          X                        10,000
MCDONALDS CORP                    COM       580135101      794   14,555 SH          X                        14,555
MCDONALDS CORP                    COM       580135101      180    3,300 SH                      X             2,400    900
MICROCHIP TECHNOLOGY INC          COM       595017104      506   23,900 SH          X                        23,900
MICROCHIP TECHNOLOGY INC          COM       595017104       99    4,675 SH                      X             3,175  1,500
MOSAIC CO                         COM       61945A107      254    6,055 SH          X                         6,055
MOSAIC CO                         COM       61945A107       59    1,400 SH                      X               800    600
NOVARTIS A G                 SPONSORED ADR  66987V109      227    6,000 SH          X                         6,000
NOVARTIS A G                 SPONSORED ADR  66987V109       98    2,600 SH                      X             2,000    600
ORACLE CORP                       COM       68389X105      305   16,875 SH          X                        16,840            35
ORACLE CORP                       COM       68389X105      105    5,800 SH                      X             3,300  2,500
PEPSICO INC                       COM       713448108      952   18,495 SH          X                        18,045    150    300
PEPSICO INC                       COM       713448108      171    3,325 SH                      X             2,475    750    100

PFIZER INC                        COM       717081103      535   39,316 SH          X                        39,316
PFIZER INC                        COM       717081103       42    3,100 SH                      X             3,100
PROCTOR & GAMBLE CO               COM       742718109    1,036   22,009 SH          X                        21,509    200    300
PROCTOR & GAMBLE CO               COM       742718109      193    4,090 SH                      X             3,490    500    100
SCHLUMBERGER LTD                  COM       806857108      466   11,482 SH          X                        10,966           516
SCHLUMBERGER LTD                  COM       806857108       86    2,120 SH                      X             1,370    750
SELECT SECTOR SPDR TR        SBI INT-FINL   81369Y605      250   28,335 SH          X                        28,335
SELECT SECTOR SPDR TR        SBI INT-FINL   81369Y605       43    4,825 SH                      X             1,825  3,000
SHOE CARNIVAL INC                 COM       824889109      207   20,000 SH          X                        20,000
SPECTRA ENERGY CORP               COM       847560109      156   11,055 SH          X                        11,055
SPECTRA ENERGY CORP               COM       847560109       75    5,324 SH                      X             3,824  1,500
SUNCOR ENERGY INC                 COM       867229106      351   15,800 SH          X                        15,800
SUNCOR ENERGY INC                 COM       867229106       89    4,000 SH                      X             2,050         1,950
SYSCO CORP                        COM       871829107      244   10,708 SH          X                        10,708
SYSCO CORP                        COM       871829107      132    5,800 SH                      X             5,800
TALISMAN ENERGY INC               COM       87425E103      344   32,746 SH          X                        32,395           351
TALISMAN ENERGY INC               COM       87425E103       51    4,850 SH                      X             1,850  3,000
TEVA PHARMACEUTICAL INDS LTD      ADR       881624209      652   14,465 SH          X                        14,440            25
TEVA PHARMACEUTICAL INDS LTD      ADR       881624209      137    3,050 SH                      X             1,550  1,500
VANGUARD INTL EQUITY INDEX F  EMR MKT ETF   922042858      206    8,730 SH          X                         8,730
VANGUARD INTL EQUITY INDEX F  EMR MKT ETF   922042858       27    1,150 SH                      X               150         1,000
VECTREN CORP                      COM       92240G101      990   46,964 SH          X                        46,314           650
VECTREN CORP                      COM       92240G101      189    8,966 SH                      X             6,966  2,000

   Column Total                                         16,885

VERIZON COMMUNICATIONS            COM       92343V104      302   10,015 SH          X                        10,015
VERIZON COMMUNICATIONS            COM       92343V104      110    3,650 SH                      X             3,650
WAL MART STORES INC               COM       931142103      560   10,754 SH          X                        10,739            15
WAL MART STORES INC               COM       931142103       59    1,125 SH                      X               625           500
WELLS FARGO & CO NEW              COM       949746101      273   19,162 SH          X                        19,161             1
WELLS FARGO & CO NEW              COM       949746101       13      886 SH                      X               886
WESTERN UN CO                     COM       959802109      258   20,525 SH          X                        20,525
WESTERN UN CO                     COM       959802109       67    5,300 SH                      X             3,300         2,000

   Column Total:                                         1,642

      Final Total                                       33,674